DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Charges [Abstract]
Debt arrangement fees	$ 864	$ 864
Accumulated amortization	(666)	(627)
Debt arrangement fees, net	$ 198	$ 237